Management compensation and share based payments (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Management Compensation Explanatory [Abstract]
Schedule of expenses with management compensation
	2021	2020	2019
Board of directors and executive board compensation	3,803	3,789	2,869
Bonuses	8,22	7,093	8,315
Overall compensation	12,023	10,882	11,184
Share	1,416	1,117	741
Total compensation	13,439	11,999	11,925